Reinsurance (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Reinsurance Disclosures [Abstract]
Schedule of Effects of Reinsurance
The effects of reinsurance on premiums written and earned are as follows:

	Three Months Ended September 30,
	2025		2024
	Written	Earned	Written	Earned
Direct premiums	$237,542	$196,294	$160,999	$165,001
Assumed Premiums	1,558	25,655	(22)	360
Gross Premiums	239,100	221,949	160,977	165,361
Ceded premiums	(55,414)	(169,950)	(37,452)	(124,897)

Net premiums	$183,686	$51,999	$123,525	$40,464

	Nine Months Ended September 30,
	2025		2024
	Written	Earned	Written	Earned
Direct premiums	$689,208	$542,579	$529,032	$481,849
Assumed Premiums	49,037	113,265	1,029	526
Gross Premiums	738,245	655,844	530,061	482,375
Ceded premiums	(664,084)	(472,275)	(503,180)	(362,109)

Net premiums	$74,161	$183,569	$26,881	$120,266

The Company’s reinsurance arrangements affected certain items in the condensed consolidated statement of operations and comprehensive income for the three and nine months ended September 30, 2025 and 2024 by the following amounts:

	Three Months Ended September 30,
	2025	2024
Ceded premiums earned	$(169,950)	$(124,897)
Ceded losses and loss adjustment expenses incurred	14,897	105,803
Ceded policy acquisition expenses	42,737	11,678
For the three months ended September 30, 2025 and 2024, recoveries received under reinsurance contracts were $35,588 and $57,882, respectively.

	Nine Months Ended September 30,
	2025	2024
Ceded premiums earned	$(472,275)	$(362,109)
Ceded losses and loss adjustment expenses incurred	11,698	308,080
Ceded policy acquisition expenses	120,521	62,202

The effects of reinsurance on premiums written and earned are as follows:

	Year Ended December 31,
	2024		2023
	Written	Earned	Written	Earned
Direct premiums	$655,255	$651,967	$640,990	$590,515
Assumed premiums	112,423	30,249	—	—

Gross premiums	767,678	682,216	640,990	590,515
Ceded premiums	(573,234)	(500,161)	(502,970)	(410,253)

Net premiums	$194,444	$182,055	$138,020	$180,262

The Company’s reinsurance arrangements effected certain items in the Consolidated Statement of Operations for the years ended December 31, 2024 and December 31, 2023 by the following amounts:

	Year Ended December 31,
	2024	2023
Premiums earned	$(500,161)	$(410,253)
Losses and loss adjustment expenses incurred	517,549	298,285
Policy acquisition expenses	114,882	72,941